Securities and Exchange Commission
450 Fifth Street N.W.
Washington, DC  20549

Re:  First Omaha Funds, Inc.
     (33-85982; 811-8846)
     Filing Under Rule 497(e) of the Securities Act of 1933


Gentlemen:

On behalf of the above-referenced investment company, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is a Supplement to the Prospectus dated September 18, 1995. Questions regarding this filing may be directed to the undersigned at (414) 271-5885.


Very truly yours,


/S/ RANDY PAVLICK
Vice President


cc:  Don Burt


Encl.



                       Supplement dated January 22, 1996
                   to the Prospectus dated September 18, 1995

IN ORDER TO REDUCE THE NUMBER OF STATEMENT MAILINGS, THE FIRST OMAHA FUNDS INTEND TO BEGIN PROVIDING QUARTERLY ACCOUNT STATEMENTS INSTEAD OF MONTHLY STATEMENTS. THIS NEW POLICY WILL COMMENCE IMMEDIATELY AFTER THE DELIVERY OF THE JANUARY 1996 MONTH-END STATEMENTS.

At that time, transactions as a result of the automatic reinvestment of dividends and capital gains distributions, as well as the Funds' Auto Invest Plan and Auto Withdrawal Plan transactions, will be confirmed quarterly on the quarterly statements rather than after each transaction. Shareholders wishing to confirm these transactions before the end of a calendar quarter may do so by calling the Funds at 1-800-OMAHA-03 after the date of the transaction.
Dividends are reinvested monthly - generally during the last week of each month. Auto Invest Plan and Auto Withdrawal Plan transactions occur in accordance with the shareholder's instructions when establishing these plans.

Separate confirmations will continue to be provided for all other transactions (i.e., regular purchases, redemptions and exchanges) promptly after each such transaction. These confirmations will continue to include all account activity during the current year. Reports of transactions by Banks on behalf of their Customers will be sent by the Banks to their Customers as usual.

Questions regarding this new procedure may be directed to Shareholder Services at 1-800-OMAHA-03.